Commitments and Contingencies (Details) - Flying Eagle Acquisition Corp [Member]	3 Months Ended
Sep. 30, 2020 USD ($)
Deferred discount	$ 24,150,000
Deferred discount as a percent of gross offering proceeds	3.50%